Earnings (Loss) per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of computation of earnings (loss) per share

	Year ended	Year ended	Year ended
(in thousands of $ except share and per share data)	December 31, 2024	December 31, 2023	December 31, 2022
Basic earnings (loss) per share	$0.48	$0.04	$(0.06)
Diluted earnings (loss) per share	$0.48	$0.04	$(0.06)

Net income (loss)	21,044	1,514	(1,953)
Issued common shares at end of the period	43,900,000	43,900,000	32,152,857
Weighted average number of shares outstanding for the period, basic	43,900,000	38,644,250	32,152,857
Dilutive impact of share options	8,667	—	—
Weighted average number of shares outstanding for the period, diluted	43,908,667	38,644,250	32,152,857